                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   7 Times Square Tower, 17th Floor
           New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo                 New York, NY               August 08, 2007
-----------------------------------   ------------------------   ---------------
[Signature]                           [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total:   $1,207,423
                                          (thousands)

List of Other Included Managers:

     No.   Form 13F File Number   Name

     2                            RSUI Indemnity Company
     3                            Capitol Indemnity Corporation
     4                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/07

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6     COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT                    VOTING
                                                           MARKET                            DISCRETION                  AUTHORITY
                                 TITLE OF                   VALUE     SHRS OR   SH/  PUT/  SOLE SHRD OTHER            SOLE SHRD NONE
       NAME OF ISSUER              CLASS        CUSIP     (x 1000)    PRN AMT   PRN  CALL   (A)  (B)  (C)    MANAGER   (A)  (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITER HLDGS L  COM             G7127P100     13,900     400,000  SH                     X        4      X
AT&T INC                      COM             00206R102      2,075      50,000  SH                     X        4      X
AGILENT TECHNOLOGIES INC      COM             00846U101      1,153      30,000  SH                     X        4      X
ALEXANDER & BALDWIN INC       COM             014482103      1,062      20,000  SH                     X        4      X
AMERICAN EXPRESS CO           COM             025816109      1,530      25,000  SH                     X        4      X
AMERICAN INTL GROUP INC       COM             026874107      1,401      20,000  SH                     X        4      X
ANADARKO PETE CORP            COM             032511107     38,993     750,000  SH                X             2      X
ANADARKO PETE CORP            COM             032511107     12,998     250,000  SH                X             3      X
APACHE CORP                   COM             037411105     39,775     487,500  SH                X             2      X
APACHE CORP                   COM             037411105     13,258     162,500  SH                X             3      X
APPLERA CORP                  COM AP BIO GRP  038080103      1,527      50,000  SH                     X        4      X
APPLIED MATLS INC             COM             038222105        994      50,000  SH                     X        4      X
AUTODESK INC                  COM             052769106      1,412      30,000  SH                     X        4      X
AUTOMATIC DATA PROCESSING IN  COM             053015103        969      20,000  SH                     X        4      X
BELO CORP                     COM SER A       080555105      1,030      50,000  SH                     X        4      X
BERKSHIRE HATHAWAY INC DEL    CL B            084670207      1,442         400  SH                     X        4      X
BOEING CO                     COM             097023105      1,442      15,000  SH                     X        4      X
BURLINGTON NORTHN SANTA FE C  COM             12189T104    425,700   5,000,000  SH           X                  1      X
CATERPILLAR INC DEL           COM             149123101      1,958      25,000  SH                     X        4      X
CHEVRON CORP NEW              COM             166764100      1,685      20,000  SH                X             1      X
CHEVRON CORP NEW              COM             166764100     34,960     415,000  SH                X             2      X
CHEVRON CORP NEW              COM             166764100     13,057     155,000  SH                X             3      X
CHEVRON CORP NEW              COM             166764100      9,266     110,000  SH                X             4      X
CHUBB CORP                    COM             171232101      1,624      30,000  SH                     X        4      X
CITADEL BROADCASTING CORP     COM             17285T106     22,285       3,455  SH                     X        4      X
CIMAREX ENERGY CO             COM             171798101     11,823     300,000  SH                X             2      X
CIMAREX ENERGY CO             COM             171798101      7,882     200,000  SH                X             3      X
COCA COLA CO                  COM             191216100      1,308      25,000  SH                     X        4      X
CONOCOPHILLIPS                COM             20825C104      1,570      20,000  SH                X             1      X
CONOCOPHILLIPS                COM             20825C104     25,120     320,000  SH                X             2      X
CONOCOPHILLIPS                COM             20825C104     14,130     180,000  SH                X             3      X
CONOCOPHILLIPS                COM             20825C104     40,035     510,000  SH                X             4      X
COSTCO WHSL CORP NEW          COM             22160K105      1,756      30,000  SH                     X        4      X
DTE ENERGY CO                 COM             233331107      5,786     120,000  SH                X             2      X
DTE ENERGY CO                 COM             233331107      1,929      40,000  SH                X             3      X
DARWIN PROFESSIONAL UNDERWRI  COM             237502109    235,870   9,371,096  SH                X             4      X
DEERE & CO                    COM             244199105      1,811      15,000  SH                     X        4      X
DEVON ENERGY CORP NEW         COM             25179M103     44,038     562,500  SH                X             2      X
DEVON ENERGY CORP NEW         COM             25179M103     14,679     187,500  SH                X             3      X
DISNEY WALT CO                COM DISNEY      254687106      1,536      45,000  SH                     X        4      X
DOMINION RES INC VA NEW       COM             25746U109     11,652     135,000  SH                X             2      X
DOMINION RES INC VA NEW       COM             25746U109      5,610      65,000  SH                X             3      X
DOW CHEM CO                   COM             260543103        884      20,000  SH                     X        4      X
DU PONT EI DE NEMOURS & CO    COM             263534109      1,525      30,000  SH                     X        4      X
EXXON MOBIL CORP              COM             30231G102      2,516      30,000  SH                     X        4      X
FEDEX CORP                    COM             31428X106      1,665      15,000  SH                     X        4      X
FIFTH THIRD BANCOP            COM             316773100        795      20,000  SH                     X        4      X
FREEPORT-MCMORAN COPPER & GO  CL B            35671D857     18,635     225,000  SH                X             2      X
FREEPORT-MCMORAN COPPER & GO  CL B            35671D857      6,212      75,000  SH                X             3      X
GENERAL ELECTRIC CO           COM             369604103      1,723      45,000  SH                     X        4      X
GREAT PLAINS ENERGY INC       COM             391164100      2,912     100,000  SH                X             2      X
GREAT PLAINS ENERGY INC       COM             391164100      1,747      60,000  SH                X             3      X
HSBC HLDGS PLC                SPON ADR NEW    404280406     18,354     200,000  SH                X             2      X
HSBC HLDGS PLC                SPON ADR NEW    404280406      9,177     100,000  SH                X             3      X
HOME DEPOT INC                COM             437076102        787      20,000  SH                     X        4      X
INTEL CORP                    COM             458140100      1,662      70,000  SH                     X        4      X
INTERNATIONAL BUSINESS MACHS  COM             459200101      1,263      12,000  SH                     X        4      X
INTUIT                        COM             461202103        602      20,000  SH                     X        4      X
JOHNSON AND JOHNSON           COM             478160104      1,232      20,000  SH                     X        4      X
KELLOGG                       COM             487836108      1,036      20,000  SH                     X        4      X
LAUDER ESTEE COS INC          CL A            518439104      1,138      25,000  SH                     X        4      X
LIBERTY MEDIA HLDG CORP       CAP COM SER A   53071M302        647       5,500  SH                     X        4      X
LILLY ELI & CO                COM             532457108      1,676      30,000  SH                     X        4      X
LINCOLN NATIONAL CORP IND     COM             534187109      1,274      17,963  SH                     X        4      X
MANPOWER INC                  COM             56418H100      1,384      15,000  SH                     X        4      X
MCCLATCHY CO                  COM             579489105        759      30,000  SH                     X        4      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/07

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6     COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT                    VOTING
                                                           MARKET                            DISCRETION                  AUTHORITY
                                 TITLE OF                   VALUE     SHRS OR   SH/  PUT/  SOLE SHRD OTHER            SOLE SHRD NONE
       NAME OF ISSUER              CLASS        CUSIP     (x 1000)    PRN AMT   PRN  CALL   (A)  (B)  (C)    MANAGER   (A)  (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                 COM             585055106      1,556      30,000  SH                     X        4      X
MICROSOFT CORP                COM             594918104      2,063      70,000  SH                     X        4      X
MILLIPORE CORP                COM             601073109      1,502      20,000  SH                     X        4      X
NEWS CORP                     CL A            65248E104      1,485      70,000  SH                     X        4      X
NOBLE ENERGY INC              COM             655044105      1,872      30,000  SH                     X        4      X
NORDSTROM INC                 COM             655664100      1,534      30,000  SH                     X        4      X
NOVARTIS AG                   SPONSORED ADR   66987V109      1,402      25,000  SH                     X        4      X
PFIZER INC                    COM             717081103      3,324     130,000  SH                X             2      X
PFIZER INC                    COM             717081103      1,790      70,000  SH                X             3      X
PROCTER & GAMBLE CO           COM             742718109     13,170     215,227  SH                     X        2      X
PROCTER & GAMBLE CO           COM             742718109      8,811     144,000  SH                     X        3      X
PROCTER & GAMBLE CO           COM             742718109      1,836      30,000  SH                     X        4      X
SCHLUMBERGER LTD              COM             806857108      2,548      30,000  SH                     X        4      X
SIGMA ALDRICH CORP            COM             826552101      1,280      30,000  SH                     X        4      X
SONY CORP                     ADR NEW         835699307      1,284      25,000  SH                     X        4      X
STATE STR CORP                COM             857477103      1,026      15,000  SH                     X        4      X
SYSCO CORP                    COM             871829107        825      25,000  SH                     X        4      X
TEXAS INSTRS INC              COM             882508104        753      20,000  SH                     X        4      X
3M CO                         COM             88579Y101      1,909      22,000  SH                     X        4      X
WACHOVIA CORP 2ND NEW         COM             929903102      1,538      30,000  SH                     X        4      X
WAL MART STORES INC           COM             931142103      1,924      40,000  SH                     X        4      X
WASHINGTON POST CO            CL B            939640108        776       1,000  SH                     X        4      X
WEYERHAUSER CO                COM             962166104      1,579      20,000  SH                     X        4      X

GRAND TOTAL                                              1,207,423  22,622,641


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